Long-Term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2022
Long-term Incentive Plan
Schedule of variation in quantity of options

Grant date	Options granted	Expiry date	Base Price	Balance at the beginning of the year	Granted during the year	Exercised during the year	Expired during the year	Overdue during the year	Balance at the end of the year

2014–2016 Plan – 3rd Grant	3,922,204	Nov 2022	R$ 8.10	112,552	-	(112,552)	-	-	-
2014–2016 Plan – 2nd Grant	3,355,229	Oct 2021	R$ 8.45	-	-	-	-	-	-
2014–2016 Plan – 1st Grant	1,687,686	Sep 2020	R$ 13.42	-	-	-	-	-	-
Total	8,965,119			112,552	-	(112,552)	-	-	-
Weighted average price of the balance of grants				-

Grant date	Options granted	Expiry date	Base Price	Balance at the beginning of the year	Granted during the year	Exercised during the year	Expired during the year	Overdue during the year	Balance at the end of the year

2014–2016 Plan – 3rd Grant	3,922,204	Nov 2022	R$ 8.10	295,063	-	(182,511)	-	-	112,552
2014–2016 Plan – 2nd Grant	3,355,229	Oct 2021	R$ 8.45	21,771	-	(21,771)	-	-	-
2014–2016 Plan – 1st Grant	1,687,686	Sep 2020	R$ 13.42	-	-	-	-	-	-
2011–2013 Plan – 3rd Grant	3,072,418	July 2019	R$ 8.13	-	-	-	-	-	-
2011–2013 Plan – 2nd Grant	2,661,752	Sep 2018	R$ 8.96	-	-	-	-	-	-
2011–2013 Plan – 1st Grant	2,833,595	Aug 2017	R$ 8.84	-	-	-	-	-	-
Total	17,532,884			316,834	-	(204,282)	-	-	112,552
Weighted average price of the balance of grants				R$ 8.10

Stock Program Table (Performance Shares and Restricted Shares)

Identification of grant	Shares granted	Expiry date	Grant Price	Balance at the beginning of the year	Granted during the year	Transferred during the year *			Paid in cash*			Canceled during the year	Balance at the end of the year
						Volume Vested	Performance change	Additional Dividends	Volume Vested	Performance change	Additional dividends
2021-2023 Plan 2022 Grant(s)	1,227,712	Apr 2025	R$ 13.23	-	1,227,712	-	-	-	-	-	-	(44,565)	1,183,147
2021-2023 Plan 2021 Grant(s)	3,431,610	May 2024	R$ 12.95	3,119,734	-	(1,043,059)	(87,605)	(43,880)	(2,883)	(473)	(130)	(49,639)	2,024,153
2018-2020 Plan 2020 Grant(s)	796,054	Apr 2023	R$ 14.40	519,098	-	(252,024)	(63,029)	(22,884)	(2,593)	(649)	(236)	(3,641)	260,840
2018-2020 Plan 2019 Grant(s)	930,662	July 2022	R$ 11.28	427,030	-	(419,188)	(137,064)	(62,243)	(7,842)	(2,537)	(1,195)	-	-
2018-2020 Plan 2018 Grant(s)	849,932	Apr 2021	R$ 14.41	-	-	-	-	-	-	-	-	-	-
Total	7,235,970			4,065,862	1,227,712	(1,714,271)	(287,698)	(129,007)	(13,318)	(3,659)	(1,561)	(97,845)	3,468,140
Weighted average price of the balance of grants			R$ 13.15

Identification of grant	Shares granted	Expiry date	Grant Price	Balance at the beginning of the year	Granted during the year	Transferred during the year*			Paid in cash*			Canceled during the year	Balance at the end of the year
						Volume Vested	Performance change	Additional Dividends	Volume Vested	Performance change	Additional dividends
2021-2023 Plan 2021 Grant(s)	3,431,610	May 2024	R$ 12.95	-	3,431,610	-	-	-	-	-	-	(311,876)	3,119,734
2018-2020 Plan 2020 Grant(s)	796,054	Apr 2023	R$ 14.40	796,054	-	(206,578)	(51,634)	(8,933)	-	-	-	(70,378)	519,098
2018-2020 Plan 2019 Grant(s)	930,662	July 2022	R$ 11.28	687,895	-	(207,859)	(78,111)	(23,252)	-	-	-	(53,006)	427,030
2018-2020 Plan 2018 Grant*	849,932	Apr 2021	R$ 14.41	199,594	-	(187,039)	(42,854)	(22,250)	(9,101)	(2,305)	(1,094)	(3,454)	-
Total	6,008,258			1,683,543	3,431,610	(601,476)	(172,599)	(54,435)	(9,101)	(2,305)	(1,094)	(438,714)	4,065,862
Weighted average price of the balance of grants				R$ 12.96

Schedule of significant data included in model

Grant date	Base price - weighted average share in the period of measurement of the grant	Volatility	Expected option life	Risk-free annual interest rate
2014 Grant	R$ 13.42	44.60% p.a.	6 years	10.66% p.a.
2015 Grant	R$ 8.45	35.50% p.a.	6 years	16.10% p.a.
2016 Grant	R$ 8.10	36.70% p.a.	6 years	11.73% p.a.